Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Participation Agreements

On June 26, 2009, the Company entered into a Participation Agreement with Societa Padana Energia (“Padana”) for the drilling of the “Longanesi 1 exploration well”, “San Potito concession” and “Abbadessee 1 exploration” collectively referred to as the “Longanesi field”.

The Unified Operating Agreement (“UOA”) was originally signed between ENI and Grove and dated September 26, 2009. However, Padana has succeeded ENI as the operator, and AleAnna has succeeded Grove as the non-operator.

Under the UOA, AleAnna and Padana have agreed to develop the Longanesi field to optimize the economic value of the identified reserves. AleAnna and Padana entered the UOA with initial participating shares in the Longanesi field equal to 33.5% for AleAnna and 66.5% for Padana, with Padana appointed as the operator. Padana is obliged to maintain the accounting records concerning the operations under the UOA in compliance with the laws and generally accepted accounting practices followed in the Italian oil and gas industry.

AleAnna and Padana fund their respective working interest shares of the capital required for Longanesi development and will receive their respective shares of the production output from the unitized field. However, such working interest percentages may be subsequently amended as more certainty is obtained over the Gas Originally in Place (“GOIP”) through redetermination procedures prescribed by the UOA. The redetermination process evaluates the results of the current development drilling program (well logs, production tests, etc.) and other new data that may be gathered from time to time (such as 3D seismic imaging) to determine if changes in GOIP have changed the respective working interest percentages. If a redetermination process suggests GOIP changes, but AleAnna and Padana do not agree on revised working interest percentages, an independent third party will opine and set the revised working interest allocations. Adjustments to future production entitlements and capital contributions may be made accordingly. Cash payments may be made between the participants where there is insufficient production to true up contributions to date. If a true up of historical capital contributions is required as a result of redetermination, such capital true-up amounts will include an interest charge based on the nine-month Euro interbank offered rate (“Euribor”) and the date of the original capital contribution.

On October 26, 2023, Padana formally called for the First Redetermination process, as defined in the UOA, to begin. However, the outcome of this or any future redetermination, which may impact working interest percentages and require a capital contribution rebalancing, is highly uncertain and such amounts are not estimable at this time. Accordingly, AleAnna has not recorded any receivable from or payable to Padana related to the redetermination process.

Contingencies and Legal Proceedings

The Company is subject to loss contingencies related to litigation, claims, investigations and legal and administrative cases and proceedings arising in the ordinary course of business. The Company evaluates these contingencies on a regular basis and accrues a liability for such matters when the Company believes that a loss is probable, and the amount of the loss can be reasonably estimated. Any such accruals are adjusted thereafter as appropriate to reflect changed circumstances. In the event the Company determines that (i) a loss to the Company is probable, but the amount of the loss cannot be reasonably estimated, or (ii) a loss to the Company is less likely than probable but is reasonably possible, then the Company is required to disclose the matter herein, although the Company is not required to accrue such loss.

When able, the Company determines an estimate of reasonably possible losses or ranges of reasonably possible losses, whether in excess of any related accrued liability or where there is no accrued liability, for legal proceedings.

In instances where such estimates can be made, any such estimates are based on the Company’s analysis of currently available information and are subject to significant judgment and a variety of assumptions and uncertainties and may change as new information is obtained.

The ultimate outcome of the matters described below, such as whether the likelihood of loss is remote, reasonably possible, or probable, or if and when the range of loss is reasonably estimable, is inherently uncertain.

Furthermore, due to the inherent subjectivity of the assessments and unpredictability of outcomes of legal proceedings, any amounts accrued or estimated as possible losses may not represent the ultimate loss to the Company from the legal proceedings in question and the Company’s exposure and ultimate losses may be higher, and possibly significantly so, than the amounts accrued or estimated.

As described in Note 1, AleAnna acquired a 33.5% working interest in the Longanesi field. As part of the purchase, a legacy owner, Blugas Infrastructure S.r.L. (“Blugas”), retained an interest akin to an overriding royalty interest (“ORRI”), whereby Blugas is entitled to physical delivery of 20% of the first 350 million standard cubic meters (“SCM”) produced from the Longanesi field. In accounting for the acquisition of the 33.5% working interest, the Company did not recognize an asset or liability in the consolidated financial statements related to the Blugas ORRI. Further, in December 31, 2023, the Company’s SEC Case reserves estimates contemplated the contractual arrangement and physical gas delivery to Blugas, such that the net cash flows related to the gas reserves attributable to the Company’s 33.5% working interest were reduced.

On May 28, 2024, the Company reached a settlement agreement (the “Blugas Settlement Agreement”) with Blugas regarding the Blugas ORRI. Under the terms of the Blugas Settlement Agreement, the Company paid Blugas approximately €5 million, plus an additional €1.1 million in applicable VAT, or approximately $6.6 million. In exchange, the Company was released from any future liability related to the Blugas ORRI. As a result of the transactions contemplated by the Blugas Settlement Agreement, the Company’s 33.5% working interest (net revenue interest) in the Longanesi field, as established under the terms of the Unified Operating Agreement arrangement originally signed between ENI and Grove and dated September 26, 2009, is now unencumbered except for normal government royalties (10%).

The Blugas Settlement Agreement was accounted for as an acquisition of the Blugas ORRI claim with a corresponding increase to the estimated future cash flows from our reserves. As such, the cost of the acquisition is included in natural gas and other properties, with the VAT portion included in value-added tax refund receivable in the consolidated balance sheet as of December 31, 2024. The Company’s year-end December 31, 2023 reserve quantities included the 20% of 350 million standard cubic meters (approximately 2,472 10[6]ft3) allocable to the Blugas ORRI in the Company’s proved gas reserves. However, the required payments to Blugas associated with the sale of such quantities were reflected as cash outflows (costs) in the Company’s year-end December 31, 2023 reserve report as if such amounts were paid to Blugas. Following settlement, the Company’s year-end December 31, 2024 reserve quantities continue to include the 20% of 350 million standard cubic meters (approximately 2,472 10[6]ft3); however, the previously required payments to Blugas associated with the sale of such quantities are no longer reflected as cash outflows (costs) given the acquisition of the Blugas ORRI. As the cash outflows (costs) are no longer reflected as if paid to Blugas, such amounts are reflected in the Company’s December 31, 2024 reserve report as allocable to the Company’s unencumbered 33.5% working interest.